UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30,

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.3%
Goodyear Tire & Rubber Co.	4,997	$83,800	*
Johnson Controls Inc.	14,081	586,614

Total Auto Components		670,414

Automobiles - 0.5%
Ford Motor Co.	78,785	1,086,445	*
Harley-Davidson Inc.	4,941	202,433

Total Automobiles		1,288,878

Distributors - 0.1%
Genuine Parts Co.	3,280	178,432

Diversified Consumer Services - 0.1%
Apollo Group Inc., Class A Shares	2,505	109,418	*
DeVry Inc.	1,271	75,154
H&R Block Inc.	6,315	101,293

Total Diversified Consumer Services		285,865

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	8,948	336,713
Chipotle Mexican Grill Inc.	633	195,084	*
Darden Restaurants Inc.	2,821	140,373
International Game Technology	6,171	108,486
Marriott International Inc., Class A Shares	5,866	208,184
McDonald’s Corp.	21,673	1,827,467
Starbucks Corp.	15,674	618,966
Starwood Hotels & Resorts Worldwide Inc.	4,047	226,794
Wyndham Worldwide Corp.	3,450	116,093
Wynn Resorts Ltd.	1,573	225,789
Yum! Brands Inc.	9,729	537,430

Total Hotels, Restaurants & Leisure		4,541,379

Household Durables - 0.4%
D.R. Horton Inc.	5,921	68,210
Fortune Brands Inc.	3,209	204,638
Harman International Industries Inc.	1,451	66,122
Leggett & Platt Inc.	2,967	72,335
Lennar Corp., Class A Shares	3,404	61,783
Newell Rubbermaid Inc.	6,051	95,485
Pulte Homes Inc.	7,098	54,371	*
Stanley Black & Decker Inc.	3,513	253,112
Whirlpool Corp.	1,583	128,729

Total Household Durables		1,004,785

Internet & Catalog Retail - 0.9%
Amazon.com Inc.	7,315	1,495,844	*
Expedia Inc.	4,106	119,033
Netflix Inc.	877	230,379	*
Priceline.com Inc.	1,009	516,538	*

Total Internet & Catalog Retail		2,361,794

Leisure Equipment & Products - 0.1%
Hasbro Inc.	2,817	123,751
Mattel Inc.	7,254	199,412

Total Leisure Equipment & Products		323,163

Media - 3.2%
Cablevision Systems Corp., New York Group, Class A Shares	4,765	172,541
CBS Corp., Class B Shares	13,872	395,213
Comcast Corp., Class A Shares	57,379	1,453,984
DIRECTV, Class A Shares	15,920	809,054	*
Discovery Communications Inc., Class A Shares	6,090	249,446	*
Gannett Co. Inc.	5,054	72,373
Interpublic Group of Cos. Inc.	9,962	124,525
McGraw-Hill Cos. Inc.	6,319	264,829
News Corp., Class A Shares	47,430	839,511
Omnicom Group Inc.	5,831	280,821
Scripps Networks Interactive, Class A Shares	1,853	90,575

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Media - continued
Time Warner Cable Inc.	6,984	$545,031
Time Warner Inc.	22,205	807,596
Viacom Inc., Class B Shares	12,149	619,599
Walt Disney Co.	39,196	1,530,212
Washington Post Co., Class B Shares	108	45,247

Total Media		8,300,557

Multiline Retail - 0.7%
Big Lots Inc.	1,556	51,581	*
Family Dollar Stores Inc.	2,532	133,082
J.C. Penney Co. Inc.	4,502	155,499
Kohl’s Corp.	5,855	292,809
Macy’s Inc.	8,699	254,359
Nordstrom Inc.	3,500	164,290
Sears Holdings Corp.	929	66,368	*
Target Corp.	14,289	670,297

Total Multiline Retail		1,788,285

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A Shares	1,768	118,314
AutoNation Inc.	1,326	48,545	*
AutoZone Inc.	534	157,450	*
Bed Bath & Beyond Inc.	5,163	301,364	*
Best Buy Co. Inc.	6,604	207,432
CarMax Inc.	4,818	159,331	*
GameStop Corp., Class A Shares	2,928	78,090	*
Gap Inc.	8,598	155,624
Home Depot Inc.	33,009	1,195,586
Limited Brands Inc.	5,223	200,824
Lowe’s Cos. Inc.	27,705	645,803
O’Reilly Automotive Inc.	2,917	191,093	*
RadioShack Corp.	2,189	29,136
Ross Stores Inc.	2,440	195,493
Sherwin-Williams Co.	1,848	154,992
Staples Inc.	14,852	234,662
Tiffany & Co.	2,637	207,057
TJX Cos. Inc.	8,014	420,975
Urban Outfitters Inc.	2,585	72,768	*

Total Specialty Retail		4,774,539

Textiles, Apparel & Luxury Goods - 0.6%
Coach Inc.	6,116	390,996
NIKE Inc., Class B Shares	7,858	707,063
Polo Ralph Lauren Corp.	1,353	179,421
V.F. Corp.	1,815	197,037

Total Textiles, Apparel & Luxury Goods		1,474,517

TOTAL CONSUMER DISCRETIONARY		26,992,608

CONSUMER STAPLES - 10.4%
Beverages - 2.5%
Brown-Forman Corp., Class B Shares	2,169	162,003
Coca-Cola Co.	47,521	3,197,688
Coca-Cola Enterprises Inc.	6,742	196,731
Constellation Brands Inc., Class A Shares	3,709	77,221	*
Dr. Pepper Snapple Group Inc.	4,547	190,656
Molson Coors Brewing Co., Class B Shares	3,299	147,597
PepsiCo Inc.	32,983	2,322,993

Total Beverages		6,294,889

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	9,169	744,890
CVS Caremark Corp.	28,123	1,056,862
Kroger Co.	12,590	312,232
Safeway Inc.	7,602	177,659
SUPERVALU Inc.	4,406	41,460
Sysco Corp.	12,246	381,830
Wal-Mart Stores Inc.	39,617	2,105,247
Walgreen Co.	18,993	806,443

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Whole Foods Market Inc.	3,088	$195,934

Total Food & Staples Retailing		5,822,557

Food Products - 1.7%
Archer-Daniels-Midland Co.	11,404	343,831
Campbell Soup Co.	3,821	132,016
ConAgra Foods Inc.	8,489	219,101
Dean Foods Co.	3,800	46,626	*
General Mills Inc.	13,295	494,840
H.J. Heinz Co.	6,720	358,042
Hershey Co.	3,249	184,706
Hormel Foods Corp.	2,883	85,942
J.M. Smucker Co.	2,396	183,150
Kellogg Co.	5,234	289,545
Kraft Foods Inc., Class A Shares	36,763	1,295,160
McCormick & Co. Inc., Non Voting Shares	2,777	137,656
Mead Johnson Nutrition Co., Class A Shares	4,261	287,830
Sara Lee Corp.	12,298	233,539
Tyson Foods Inc., Class A Shares	6,219	120,773

Total Food Products		4,412,757

Household Products - 2.1%
Clorox Co.	2,787	187,955
Colgate-Palmolive Co.	10,132	885,638
Kimberly-Clark Corp.	8,219	547,057
Procter & Gamble Co.	57,900	3,680,703

Total Household Products		5,301,353

Personal Products - 0.2%
Avon Products Inc.	8,890	248,920
Estee Lauder Cos. Inc., Class A Shares	2,368	249,090

Total Personal Products		498,010

Tobacco - 1.6%
Altria Group Inc.	43,945	1,160,588
Lorillard Inc.	2,967	323,017
Philip Morris International Inc.	36,890	2,463,145
Reynolds American Inc.	7,018	260,017

Total Tobacco		4,206,767

TOTAL CONSUMER STAPLES		26,536,333

ENERGY - 12.3%
Energy Equipment & Services - 2.3%
Baker Hughes Inc.	9,013	653,983
Cameron International Corp.	5,191	261,056	*
Diamond Offshore Drilling Inc.	1,448	101,954
FMC Technologies Inc.	5,003	224,084	*
Halliburton Co.	18,826	960,126
Helmerich & Payne Inc.	2,218	146,654
Nabors Industries Ltd.	5,956	146,756	*
National-Oilwell Varco Inc.	8,758	684,963
Noble Corp.	5,214	205,484
Rowan Cos. Inc.	2,672	103,700	*
Schlumberger Ltd.	28,007	2,419,805

Total Energy Equipment & Services		5,908,565

Oil, Gas & Consumable Fuels - 10.0%
Alpha Natural Resources Inc.	4,578	208,024	*
Anadarko Petroleum Corp.	10,312	791,549
Apache Corp.	7,954	981,444
Cabot Oil & Gas Corp.	2,249	149,131
Chesapeake Energy Corp.	13,362	396,718
Chevron Corp.	41,699	4,288,325
ConocoPhillips	29,320	2,204,571
CONSOL Energy Inc.	4,645	225,190
Denbury Resources Inc.	8,254	165,080	*
Devon Energy Corp.	8,778	691,794
El Paso Corp.	15,925	321,685

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
EOG Resources Inc.	5,500	$575,025
Exxon Mobil Corp.	102,181	8,315,490
Hess Corp.	6,272	468,895
Marathon Oil Corp.	14,768	777,978
Murphy Oil Corp.	4,014	263,559
Newfield Exploration Co.	2,758	187,599	*
Noble Energy Inc.	3,611	323,654
Occidental Petroleum Corp.	16,854	1,753,490
Peabody Energy Corp.	5,592	329,425
Pioneer Natural Resources Co.	2,438	218,372
QEP Resources Inc.	3,636	152,094
Range Resources Corp.	3,375	187,312
Southwestern Energy Co.	7,206	308,993	*
Spectra Energy Corp.	13,460	368,939
Sunoco Inc.	2,486	103,691
Tesoro Corp.	2,981	68,295	*
Valero Energy Corp.	11,829	302,467
Williams Cos. Inc.	12,004	363,121

Total Oil, Gas & Consumable Fuels		25,491,910

TOTAL ENERGY		31,400,475

FINANCIALS - 14.9%
Capital Markets - 2.3%
Ameriprise Financial Inc.	5,046	291,053
Bank of New York Mellon Corp.	25,965	665,223
BlackRock Inc.	2,014	386,305
Charles Schwab Corp.	20,563	338,261
E*TRADE Financial Corp.	5,252	72,478	*
Federated Investors Inc., Class B Shares	1,941	46,273
Franklin Resources Inc.	3,010	395,183
Goldman Sachs Group Inc.	10,838	1,442,429
Invesco Ltd.	9,574	224,032
Janus Capital Group Inc.	3,825	36,108
Legg Mason Inc.	3,098	101,491
Morgan Stanley	32,128	739,265
Northern Trust Corp.	5,014	230,444
State Street Corp.	10,573	476,737
T. Rowe Price Group Inc.	5,400	325,836

Total Capital Markets		5,771,118

Commercial Banks - 2.6%
BB&T Corp.	14,569	391,032
Comerica Inc.	3,686	127,425
Fifth Third Bancorp	18,995	242,186
First Horizon National Corp.	5,451	52,003
Huntington Bancshares Inc.	17,895	117,391
KeyCorp	19,722	164,284
M&T Bank Corp.	2,616	230,077
Marshall & Ilsley Corp.	11,064	88,180
PNC Financial Services Group Inc.	10,920	650,941
Regions Financial Corp.	26,063	161,591
SunTrust Banks Inc.	11,128	287,102
U.S. Bancorp	39,964	1,019,482
Wells Fargo & Co.	109,793	3,080,792
Zions Bancorporation	3,820	91,718

Total Commercial Banks		6,704,204

Consumer Finance - 0.8%
American Express Co.	21,676	1,120,649
Capital One Financial Corp.	9,524	492,105
Discover Financial Services	11,366	304,041
SLM Corp.	11,020	185,246

Total Consumer Finance		2,102,041

Diversified Financial Services - 3.8%
Bank of America Corp.	210,006	2,301,666
Citigroup Inc.	60,531	2,520,511

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Diversified Financial Services - continued
CME Group Inc.	1,411	$411,433
IntercontinentalExchange Inc.	1,533	191,180	*
JPMorgan Chase & Co.	82,425	3,374,480
Leucadia National Corp.	4,154	141,651
Moody’s Corp.	3,912	150,025
Nasdaq OMX Group Inc.	3,116	78,835	*
NYSE Euronext	5,265	180,432
Principal Financial Group Inc.	6,670	202,901

Total Diversified Financial Services		9,553,114

Insurance - 3.6%
ACE Ltd.	7,055	464,360
AFLAC Inc.	9,701	452,843
Allstate Corp.	10,874	331,983
American International Group Inc.	9,098	266,753	*
Aon Corp.	6,828	350,276
Assurant Inc.	2,002	72,613
Berkshire Hathaway Inc., Class B Shares	35,911	2,779,152	*
Chubb Corp.	6,082	380,794
Cincinnati Financial Corp.	3,402	99,270
Genworth Financial Inc., Class A Shares	10,207	104,928	*
Hartford Financial Services Group Inc.	9,228	243,342
Lincoln National Corp.	6,617	188,518
Loews Corp.	6,436	270,891
Marsh & McLennan Cos. Inc.	11,377	354,849
MetLife Inc.	22,278	977,336
Progressive Corp.	13,602	290,811
Prudential Financial Inc.	10,219	649,826
Torchmark Corp.	1,603	102,817
Travelers Cos. Inc.	8,649	504,929
Unum Group	6,421	163,607
XL Group PLC	6,451	141,793

Total Insurance		9,191,691

Real Estate Investment Trusts (REITs) - 1.6%
Apartment Investment and Management Co., Class A Shares	2,479	63,289
AvalonBay Communities Inc.	1,790	229,836
Boston Properties Inc.	3,071	326,017
Equity Residential	6,092	365,520
HCP Inc.	8,597	315,424
Health Care REIT Inc.	3,722	195,145
Host Hotels & Resorts Inc.	14,233	241,249
Kimco Realty Corp.	8,569	159,726
Plum Creek Timber Co. Inc.	3,375	136,823
Prologis Inc.	8,864	317,686
Public Storage Inc.	2,929	333,935
Simon Property Group Inc.	6,148	714,582
Ventas Inc.	3,428	180,690
Vornado Realty Trust	3,422	318,862
Weyerhaeuser Co.	11,300	247,018

Total Real Estate Investment Trusts (REITs)		4,145,802

Real Estate Management & Development - 0.1%
CB Richard Ellis Group Inc., Class A Shares	6,059	152,142	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	10,980	89,926
People’s United Financial Inc.	7,495	100,733

Total Thrifts & Mortgage Finance		190,659

TOTAL FINANCIALS		37,810,771

HEALTH CARE - 11.3%
Biotechnology - 1.2%
Amgen Inc.	19,578	1,142,376	*
Biogen Idec Inc.	5,000	534,600	*
Celgene Corp.	9,573	577,443	*
Cephalon Inc.	1,581	126,322	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Biotechnology - continued
Gilead Sciences Inc.	16,326	$676,060	*

Total Biotechnology		3,056,801

Health Care Equipment & Supplies - 2.1%
Baxter International Inc.	11,836	706,491
Becton, Dickinson & Co.	4,536	390,867
Boston Scientific Corp.	31,241	215,875	*
C.R. Bard Inc.	1,775	195,002
CareFusion Corp.	4,659	126,585	*
Covidien PLC	10,200	542,946
DENTSPLY International Inc.	2,923	111,308
Edwards Lifesciences Corp.	2,361	205,832	*
Hospira Inc.	3,502	198,423	*
Intuitive Surgical Inc.	815	303,270	*
Medtronic Inc.	22,492	866,617
St. Jude Medical Inc.	6,856	326,894
Stryker Corp.	6,922	406,252
Thermo Fisher Scientific Inc.	7,866	506,492	*
Varian Medical Systems Inc.	2,412	168,888	*
Zimmer Holdings Inc.	3,964	250,525	*

Total Health Care Equipment & Supplies		5,522,267

Health Care Providers & Services - 2.2%
Aetna Inc.	7,872	347,076
AmerisourceBergen Corp.	5,685	235,359
Cardinal Health Inc.	7,272	330,294
CIGNA Corp.	5,609	288,471
Coventry Health Care Inc.	3,078	112,255	*
DaVita Inc.	2,005	173,653	*
Express Scripts Inc.	11,026	595,184	*
Humana Inc.	3,480	280,279
Laboratory Corporation of America Holdings	2,092	202,485	*
McKesson Corp.	5,177	433,056
Medco Health Solutions Inc.	8,292	468,664	*
Patterson Cos. Inc.	2,005	65,944
Quest Diagnostics Inc.	3,310	195,621
Tenet Healthcare Corp.	10,474	65,358	*
UnitedHealth Group Inc.	22,474	1,159,209
WellPoint Inc.	7,625	600,621

Total Health Care Providers & Services		5,553,529

Health Care Technology - 0.1%
Cerner Corp.	2,992	182,841	*

Life Sciences Tools & Services - 0.2%
Life Technologies Corp.	3,748	195,158	*
PerkinElmer Inc.	2,335	62,835
Waters Corp.	1,909	182,768	*

Total Life Sciences Tools & Services		440,761

Pharmaceuticals - 5.5%
Abbott Laboratories	32,241	1,696,521
Allergan Inc.	6,399	532,717
Bristol-Myers Squibb Co.	35,387	1,024,808
Eli Lilly & Co.	21,132	793,084
Forest Laboratories Inc.	5,928	233,208	*
Johnson & Johnson	56,997	3,791,440
Merck & Co. Inc.	64,025	2,259,442
Mylan Inc.	9,144	225,582	*
Pfizer Inc.	163,851	3,375,331
Watson Pharmaceuticals Inc.	2,617	179,866	*

Total Pharmaceuticals		14,111,999

TOTAL HEALTH CARE		28,868,198

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.0%
Boeing Co.	15,347	1,134,604
General Dynamics Corp.	7,716	574,996
Goodrich Corp.	2,666	254,603

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Aerospace & Defense - continued
Honeywell International Inc.	16,319	$972,449
L-3 Communications Holdings Inc.	2,223	194,401
Lockheed Martin Corp.	5,909	478,452
Northrop Grumman Corp.	6,076	421,371
Precision Castparts Corp.	2,997	493,456
Raytheon Co.	7,387	368,242
Rockwell Collins Inc.	3,223	198,827

Total Aerospace & Defense		5,091,401

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide Inc.	3,424	269,948
Expeditors International of Washington Inc.	4,451	227,847
FedEx Corp.	6,547	620,983
Ryder System Inc.	1,066	60,602
United Parcel Service Inc., Class B Shares	20,457	1,491,929

Total Air Freight & Logistics		2,671,309

Airlines - 0.1%
Southwest Airlines Co.	16,422	187,539

Building Products - 0.0%
Masco Corp.	7,516	90,417

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,209	85,334
Cintas Corp.	2,630	86,869
Iron Mountain Inc.	4,147	141,371
Pitney Bowes Inc.	4,257	97,868
R.R. Donnelley & Sons Co.	4,284	84,009
Republic Services Inc.	6,376	196,700
Stericycle Inc.	1,808	161,129	*
Waste Management Inc.	9,855	367,296

Total Commercial Services & Supplies		1,220,576

Construction & Engineering - 0.2%
Fluor Corp.	3,561	230,254
Jacobs Engineering Group Inc.	2,628	113,661	*
Quanta Services Inc.	4,401	88,900	*

Total Construction & Engineering		432,815

Electrical Equipment - 0.5%
Emerson Electric Co.	15,778	887,512
Rockwell Automation Inc.	2,995	259,846
Roper Industries Inc.	1,999	166,517

Total Electrical Equipment		1,313,875

Industrial Conglomerates - 3.1%
3M Co.	14,744	1,398,468
General Electric Co.	219,986	4,148,936
Textron Inc.	5,732	135,333
Tyco International Ltd.	9,723	480,608
United Technologies Corp.	18,996	1,681,336

Total Industrial Conglomerates		7,844,681

Machinery - 2.4%
Caterpillar Inc.	13,376	1,424,009
Cummins Inc.	4,068	420,997
Danaher Corp.	11,271	597,250
Deere & Co.	8,707	717,892
Dover Corp.	3,918	265,640
Eaton Corp.	7,077	364,112
Flowserve Corp.	1,127	123,846
Illinois Tool Works Inc.	10,437	589,586
Ingersoll-Rand PLC	6,971	316,553
ITT Industries Inc.	3,831	225,761
Joy Global Inc.	2,148	204,576
PACCAR Inc.	7,642	390,430
Pall Corp.	2,390	134,390
Parker Hannifin Corp.	3,365	301,975

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Machinery - continued
Snap-on Inc.	1,219	$76,163

Total Machinery		6,153,180

Professional Services - 0.1%
Dun & Bradstreet Corp.	1,027	77,580
Equifax Inc.	2,542	88,258
Robert Half International Inc.	3,072	83,036

Total Professional Services		248,874

Road & Rail - 0.9%
CSX Corp.	22,860	599,389
Norfolk Southern Corp.	7,244	542,793
Union Pacific Corp.	10,109	1,055,380

Total Road & Rail		2,197,562

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,236	224,434
W. W. Grainger Inc.	1,217	186,992

Total Trading Companies & Distributors		411,426

TOTAL INDUSTRIALS		27,863,655

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.9%
Cisco Systems Inc.	114,089	1,780,929
F5 Networks Inc.	1,625	179,156	*
Harris Corp.	2,614	117,787
JDS Uniphase Corp.	4,324	72,038	*
Juniper Networks Inc.	11,102	349,713	*
Motorola Mobility Holdings Inc.	6,225	137,199	*
Motorola Solutions Inc.	7,157	329,508	*
QUALCOMM Inc.	34,618	1,965,956
Tellabs Inc.	7,517	34,654

Total Communications Equipment		4,966,940

Computers & Peripherals - 4.2%
Apple Inc.	19,172	6,435,465	*
Dell Inc.	34,034	567,347	*
EMC Corp.	42,643	1,174,815	*
Hewlett-Packard Co.	44,899	1,634,324
Lexmark International Inc., Class A Shares	1,647	48,191	*
NetApp Inc.	7,494	395,533	*
SanDisk Corp.	4,952	205,508	*
Western Digital Corp.	4,833	175,824	*

Total Computers & Peripherals		10,637,007

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies Inc.	7,111	363,443	*
Amphenol Corp., Class A Shares	3,603	194,526
Corning Inc.	32,564	591,037
FLIR Systems Inc.	3,325	112,086
Jabil Circuit Inc.	4,010	81,002
Molex Inc.	2,877	74,140

Total Electronic Equipment, Instruments & Components		1,416,234

Internet Software & Services - 1.6%
Akamai Technologies Inc.	3,937	123,897	*
eBay Inc.	23,534	759,442	*
Google Inc., Class A Shares	5,215	2,640,772	*
Monster Worldwide Inc.	2,691	39,450	*
VeriSign Inc.	3,586	119,988
Yahoo! Inc.	26,963	405,523	*

Total Internet Software & Services		4,089,072

IT Services - 3.2%
Automatic Data Processing Inc.	10,395	547,609
Cognizant Technology Solutions Corp., Class A Shares	6,118	448,694	*
Computer Sciences Corp.	3,238	122,914
Fidelity National Information Services Inc.	5,589	172,085
Fiserv Inc.	2,976	186,387	*
International Business Machines Corp.	25,123	4,309,851

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
IT Services - continued
MasterCard Inc., Class A Shares	1,932	$582,189
Paychex Inc.	6,744	207,176
SAIC Inc.	5,850	98,397	*
Teradata Corp.	3,428	206,366	*
Total System Services Inc.	3,418	63,506
Visa Inc., Class A Shares	9,927	836,449
Western Union Co.	13,029	260,971

Total IT Services		8,042,594

Office Electronics - 0.1%
Xerox Corp.	29,306	305,076

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices Inc.	11,484	80,273	*
Altera Corp.	6,630	307,300
Analog Devices Inc.	6,177	241,768
Applied Materials Inc.	27,356	355,902
Broadcom Corp., Class A Shares	9,831	330,715	*
First Solar Inc.	1,194	157,930	*
Intel Corp.	110,081	2,439,395
KLA-Tencor Corp.	3,367	136,296
Linear Technology Corp.	4,716	155,722
LSI Corp.	12,563	89,449	*
MEMC Electronic Materials Inc.	4,691	40,014	*
Microchip Technology Inc.	3,924	148,759
Micron Technology Inc.	17,854	133,548	*
National Semiconductor Corp.	5,031	123,813
Novellus Systems Inc.	1,735	62,703	*
NVIDIA Corp.	12,021	191,555	*
Teradyne Inc.	3,775	55,870	*
Texas Instruments Inc.	23,880	783,980
Xilinx Inc.	5,451	198,798

Total Semiconductors & Semiconductor Equipment		6,033,790

Software - 3.6%
Adobe Systems Inc.	10,461	328,998	*
Autodesk Inc.	4,764	183,890	*
BMC Software Inc.	3,634	198,780	*
CA Inc.	7,868	179,705
Citrix Systems Inc.	3,818	305,440	*
Compuware Corp.	4,547	44,379	*
Electronic Arts Inc.	6,805	160,598	*
Intuit Inc.	5,623	291,609	*
Microsoft Corp.	153,961	4,002,986
Oracle Corp.	80,800	2,659,128
Red Hat Inc.	3,958	181,672	*
Salesforce.com Inc.	2,461	366,640	*
Symantec Corp.	15,672	309,052	*

Total Software		9,212,877

TOTAL INFORMATION TECHNOLOGY		44,703,590

MATERIALS - 3.5%
Chemicals - 2.1%
Air Products & Chemicals Inc.	4,373	417,971
Airgas Inc.	1,451	101,628
CF Industries Holdings Inc.	1,482	209,955
Dow Chemical Co.	24,385	877,860
E.I. du Pont de Nemours & Co.	19,264	1,041,219
Eastman Chemical Co.	1,453	148,308
Ecolab Inc.	4,776	269,271
FMC Corp.	1,492	128,342
International Flavors & Fragrances Inc.	1,661	106,703
Monsanto Co.	10,904	790,976
PPG Industries Inc.	3,280	297,791
Praxair Inc.	6,331	686,217
Sigma-Aldrich Corp.	2,507	183,964

Total Chemicals		5,260,205

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Construction Materials - 0.0%
Vulcan Materials Co.	2,694	$103,800

Containers & Packaging - 0.1%
Ball Corp.	3,479	133,802
Bemis Co. Inc.	2,174	73,438
Owens-Illinois Inc.	3,339	86,179	*
Sealed Air Corp.	3,300	78,507

Total Containers & Packaging		371,926

Metals & Mining - 1.1%
AK Steel Holding Corp.	2,165	34,120
Alcoa Inc.	21,813	345,954
Allegheny Technologies Inc.	2,128	135,064
Cliffs Natural Resources Inc.	2,997	277,073
Freeport-McMoRan Copper & Gold Inc.	19,652	1,039,591
Newmont Mining Corp.	10,136	547,040
Nucor Corp.	6,500	267,930
Titanium Metals Corp.	1,854	33,965
United States Steel Corp.	2,921	134,483

Total Metals & Mining		2,815,220

Paper & Forest Products - 0.2%
International Paper Co.	9,066	270,348
MeadWestvaco Corp.	3,519	117,218

Total Paper & Forest Products		387,566

TOTAL MATERIALS		8,938,717

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	122,839	3,858,373
CenturyLink Inc.	12,518	506,103
Frontier Communications Corp.	20,796	167,824
Verizon Communications Inc.	58,683	2,184,768
Windstream Corp.	10,710	138,801

Total Diversified Telecommunication Services		6,855,869

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A Shares	8,130	425,443	*
MetroPCS Communications Inc.	5,507	94,775	*
Sprint Nextel Corp.	62,056	334,482	*

Total Wireless Telecommunication Services		854,700

TOTAL TELECOMMUNICATION SERVICES		7,710,569

UTILITIES - 3.4%
Electric Utilities - 1.8%
American Electric Power Co. Inc.	10,107	380,832
Duke Energy Corp.	28,051	528,200
Edison International	6,758	261,873
Entergy Corp.	3,708	253,182
Exelon Corp.	13,743	588,750
FirstEnergy Corp.	8,753	386,445
NextEra Energy Inc.	8,850	508,521
Northeast Utilities	3,668	129,004
Pepco Holdings Inc.	4,683	91,927
Pinnacle West Capital Corp.	2,262	100,840
PPL Corp.	12,083	336,270
Progress Energy Inc.	6,208	298,046
Southern Co.	17,761	717,189

Total Electric Utilities		4,581,079

Gas Utilities - 0.1%
EQT Corp.	3,087	162,129
Nicor Inc.	951	52,058
ONEOK Inc.	2,213	163,784

Total Gas Utilities		377,971

Independent Power Producers & Energy Traders - 0.2%
AES Corp.	13,739	175,035	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY			SHARES	VALUE
Independent Power Producers & Energy Traders - continued
Constellation Energy Group Inc.			4,203	$159,546
NRG Energy Inc.			4,981	122,433	*

Total Independent Power Producers & Energy Traders				457,014

Multi-Utilities - 1.3%
Ameren Corp.			5,011	144,517
CenterPoint Energy Inc.			8,905	172,312
CMS Energy Corp.			5,224	102,861
Consolidated Edison Inc.			6,134	326,574
Dominion Resources Inc.			11,985	578,516
DTE Energy Co.			3,484	174,270
Integrys Energy Group Inc.			1,653	85,692
NiSource Inc.			5,810	117,652
PG&E Corp.			8,340	350,530
Public Service Enterprise Group Inc.			10,585	345,494
SCANA Corp.			2,360	92,913
Sempra Energy			4,989	263,818
TECO Energy Inc.			4,476	84,552
Wisconsin Energy Corp.			4,882	153,051
Xcel Energy Inc.			10,130	246,159

Total Multi-Utilities				3,238,911

TOTAL UTILITIES				8,654,975

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $183,430,429)				249,479,891

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $367,792,000 joint tri-party repurchase agreement dated 6/30/11 with Barclays Capital Inc.; Proceeds at maturity-$752,000; (Fully collateralized by various U.S. goverment agency obligations, 0.000% to 0.135% due to 5/6/13 to 7/15/20; Market value - $767,040) (Cost - $752,000)	0.020%	7/1/11	752,000	752,000

TOTAL INVESTMENTS - 98.3% (Cost - $184,182,429#)				250,231,891
Other Assets in Excess of Liabilities - 1.7%				4,377,806

TOTAL NET ASSETS - 100.0%				$254,609,697

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$249,479,891	—	—	$249,479,891
Short-term investments†	—	$752,000	—	752,000

Total investments	$249,479,891	$752,000	—	$250,231,891

Other financial instruments:
Futures contracts	$140,523	—	—	$140,523

Total	$249,620,414	$752,000	—	$250,372,414

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the

Notes to Schedule of Investments (unaudited) (continued)

Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$89,800,912
Gross unrealized depreciation	(23,751,450)

Net unrealized appreciation	$66,049,462

At June 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	17	9/11	$5,450,352	$5,590,875	$140,523

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at June 30, 2011.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts	$140,523	—

During the period ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$4,151,928

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 24, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 24, 2011